Assets and Liabilities Held for Sale and Discontinued Operations	6 Months Ended
Jun. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Assets and Liabilities Held for Sale and Discontinued Operations	ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS
11.1 The CoolCo Disposal

On January 26, 2022, we entered into a share purchase agreement and related agreements with CoolCo, as amended on February 25, 2022 (the “Vessel SPA”), pursuant to which CoolCo acquired all of the outstanding shares of nine of our wholly-owned subsidiaries. Eight of these entities, Golar Hull M2021 Corp., Golar Hull M2022 Corp., Golar Hull M2027 Corp., Golar LNG NB12 Corporation, Golar LNG NB10 Corporation, Golar Hull M2047 Corp., Golar Hull M2048 Corp., and Golar LNG NB11 Corporation are each the registered or disponent owner of the following modern LNG carriers: Golar Seal, Golar Crystal, Golar Bear, Golar Frost, Golar Glacier, Golar Snow, Golar Ice and Golar Kelvin. The Cool Pool Limited is the entity responsible for the marketing of these LNG carriers. The purchase price agreed for each LNG carrier recognized as an asset in the respective subsidiaries was stated as $145.0 million, subject to working capital and debt adjustments arising from the residual balances of each wholly owned subsidiary as of the respective completion date of each subsidiary disposal.
On January 26, 2022, we also entered into the Transitional Services Agreement (the “CoolCo TSA”) with CoolCo, pursuant to which we agreed to provide corporate administrative services to CoolCo for a fixed daily fee for a one year term; a loan agreement, pursuant to which we made a $25.0 million revolving credit facility available to CoolCo for a 24 month term for CoolCo to fund its working capital requirements; and an agreement in principle with CoolCo that, following the conclusion of an internal restructuring of our management business, CoolCo will acquire the management entities that are responsible for the commercial and technical vessel management of the LNG carriers acquired by CoolCo and the LNG carriers and FSRU that Golar has been managing for third parties (the “ManCo Agreement”, or our shipping and FSRU management business).

On January 27, 2022, CoolCo raised $275.0 million of proceeds, $150.0 million of which was subscribed by EPS Ventures LTD (“EPS”) and $125.0 million in exchange for shares in CoolCo in the Norwegian markets, following which EPS, which is wholly owned by Quantum Pacific Shipping Ltd (“QPSL”), became the largest CoolCo shareholder with the acquisition of 15,000,000 shares. In February 2022, CoolCo's shares commenced trading on the Euronext Growth Oslo with the ticker “COOL”. On February 17, 2022, CoolCo entered into a new term loan facility of up to $570.0 million, to refinance outstanding vessel debt that it had acquired, except for the sale and leaseback financing in relation to the Golar Ice and the Golar Kelvin, which CoolCo assumed.

Each subsidiary disposal was closed with phased completion dates corresponding with the date that the respective subsidiary debt was either refinanced (for six of the subsidiaries disposed of) or assumed by CoolCo (for two of the subsidiaries disposed of, for which lender consent was obtained for the change of control of the existing lease financing arrangements) and customary conditions precedent were met. The disposals closed in stages from March 3, 2022 to April 5, 2022, the date on which the Vessel SPA in its entirety was considered completed. Following completion of the Vessel SPA on April 5, 2022, EPS owned a 37.5% interest in CoolCo, we owned a 31.3% interest in CoolCo, and the remaining 31.3% was held by the public. GLNG agreed to remain as the guarantor of the payment obligations of two of the disposed subsidiaries' debt relating to LNG carriers, Golar Ice and Golar Kelvin, in exchange for a guarantee fee of 0.5% on the outstanding principal balances.

Following closing of the Vessel SPA, we continued to provide commercial and technical management to CoolCo for the eight LNG carriers it acquired pursuant to management agreements entered into contemporaneously with the Vessel SPA.

On June 30, 2022, once we had we had completed an internal reorganization, we entered into a share purchase agreement and related agreements (“ManCo SPA”) with CoolCo for its purchase of our shipping and FSRU management business, as was contemplated in the ManCo Agreement. We also entered into an Administrative Services Agreement, which replaced the CoolCo TSA (the “CoolCo ASA”), for the provision of the following services from July 1, 2022 to June 30, 2023: IT services, accounting services, treasury services, finance operations services, and any additional services reasonably required by CoolCo.

As of June 30, 2022, following completion of the CoolCo Disposal, we owned a 31.3% interest in CoolCo. We consider that we have a significant influence over CoolCo and therefore, we account for our investment in CoolCo using the equity method of accounting. As of June 30, 2022, EPS's ownership in CoolCo increased to 40.0% and the remaining 28.7% was held by the public.

The disposals to CoolCo are considered a disposal group and the associated assets and liabilities of the disposal group were classified as held-for-sale and qualified as a discontinued operation on March 1, 2022. Consequently, we retrospectively reclassified the results of the disposal group and separately presented as “Net income/(loss) from discontinued operations”. Each of the subsidiaries were de-recognized on the respective dates of each disposal with a corresponding recognition of a (loss)/gain on disposal.

The discontinued operations were previously included in two of our three segments, “Shipping” (containing the business activities of the LNG carriers and The Cool Pool Limited), and “Corporate and Other” (containing our shipping and FSRU management business).

Our continuing involvement with the discontinued operations of the disposal group includes:
•our equity method investment in CoolCo (note 16);
•the financial guarantees we provide to CoolCo with respect to the debt assumed by CoolCo related to the Golar Kelvin and Golar Ice, in place until the earlier of the repayment of the vessel debt by CoolCo or until release by the lessors (note 21);
•$25.0 million revolving credit facility committed per the loan agreement to be made available until January 2024 (note 21);
•CoolCo's management of our LNG carrier Golar Arctic and FSRU Golar Tundra, which we are chartering in for a short period of time (further disclosed in note in 11.2 – The TundraCo Disposal below);
•our agreements with CoolCo that sub-contract our contractual vessel management obligations for the LNG Croatia pursuant to our Operation and Maintenance Agreement with LNG Hrvastska d.o.o. (the “O&M Agreement”) and for New Fortress Energy Inc.'s (“NFE's”) fleet of vessels (further disclosed in note in 11.3 Disposal of Golar Partners and Hygo below); and
•our provision of IT services, accounting services, treasury services, finance operation services, and any additional services reasonably acquired pursuant to the CoolCo ASA.

For the six months ended June 30, 2022, we:
•earned ship management and administrative services fees amounting to $2.4 million;
•earned debt guarantee fees amounting to $0.3 million. As of June 30, 2022, we guaranteed $226.9 million of CoolCo's lease obligations;
•earned commitment fees on the undrawn revolving credit facility amounting to $0.1 million; and
•incurred net pooling expenses relating to the CoolCo's vessels participation in the Cool Pool amounted to $2.0 million.

The following table contains the line-items of the CoolCo Disposal discontinued operations:

	Six months ended June 30,
(in thousands of $)	2022	2021
Time and voyage charter revenues	37,289	83,274
Vessel and other management fees	1,432	—
Vessel operating expenses	(8,466)	(23,500)
Voyage, charterhire and commission expenses	(1,229)	(3,215)
Administrative expenses	1,757	(380)
Project development expenses	(62)	(124)
Depreciation and amortization	(5,745)	(21,718)
Impairment of long-lived assets (1)	(218,349)	—
Other operating income	4,374	2,770
Operating (loss)/income	(188,999)	37,107

Other non-operating losses	—	(31)
Interest income	4	4
Interest expense	(4,725)	(11,205)
Other financial items, net	(787)	(171)
Income taxes	(385)	(139)
(Loss)/income from discontinued operations	(194,892)	25,565

Loss on disposal of discontinued operations (2)	(10,060)	—
Net (loss)/income from discontinued operations	(204,952)	25,565
(1) Impairment of long-live assets relates to the impairment expense of vessels recognized in accordance with ASC 360 Property, plant and equipment, following their classification as held-for-sale.

(2) Loss on disposal of discontinued operations comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received of $218.2 million cash consideration and $127.1 million of equity consideration which consisted of CoolCo shares.
The following table contains the financial statement line-items forming the assets and liabilities classified as held for sale:

(in thousands of $)	December 31, 2021
ASSETS
Current assets
Cash and cash equivalents	33,811
Restricted cash and short-term deposits	43,311
Trade accounts receivable	767
Other current assets	1,913
Total current assets held for sale	79,802
Non-current assets
Restricted cash	780
Vessels and equipment, net	1,383,656
Other non-current assets	478
Total non-current assets held for sale	1,384,914

Total assets held for sale	1,464,716

LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt	(338,501)
Trade accounts payables	(7,265)
Accrued expenses	(59,094)
Other current liabilities	(11,572)
Total current liabilities held for sale	(416,432)

Non-current liabilities
Long-term debt	(292,322)
Other non-current liabilities	(11,778)
Total non-current liabilities held for sale	(304,100)

Total liabilities held for sale	(720,532)

We retain an investment accounted for under the equity method in discontinued operations. Prior to the CoolCo Disposal we held a 100% interest CoolCo and the thirteen subsidiaries disposed of. As of June 30, 2022, we held a 31.3% interest in CoolCo and no interest in the thirteen subsidiaries disposed (note 16).

The table below summarizes the financial performance of CoolCo on a 100% basis:

	Six months ended June 30,
(in thousands of $)	2022	2021
Revenue	100,743	83,274
Adjusted EBITDA	67,000	58,825
Net income	40,903	25,565
11.2 The TundraCo Disposal

On May 31, 2022 we entered into a share purchase agreement with Snam pursuant to which it acquired 100% of the share capital of our subsidiary Golar LNG NB 13 Corporation, owner of FSRU Golar Tundra for $352.5 million (which includes a $2.5 million working capital adjustment). The assets and liabilities of the Golar Tundra met the criteria for presentation as held-for-sale and also qualified as a discontinued operation on May 30, 2022. Consequently, we retrospectively reclassified the results of the Golar Tundra and separately presented as “Net income/(loss) from discontinued operations”. The discontinued operations were previously included in the “Shipping” segment.

Our continuing involvement with the discontinued operations of the Golar Tundra includes:

•bareboat agreement to charter the Golar Tundra for 160 days;
•incurred pool expenses from other participants in the pooling arrangement totaling $0.1 million; and
•a development agreement (for the provision of engineering, design, procurement, modification, installation and commissioning services of the Golar Tundra) which was contemplated but not executed as of June 30, 2022.

For the six months ended June 30, 2022, we accrued $0.8 million of bareboat expenses.

The following table contains the line-items of the discontinued operation:

	Six months ended June 30,
(in thousands of $)	2022	2021
Time and voyage charter revenues	13,575	15,734
Vessel operating expenses	(2,821)	(4,030)
Voyage, charterhire and commission expenses	(3,681)	(6,067)
Administrative expenses	(1)	(24)
Depreciation and amortization	(2,955)	(3,546)
Operating income	4,117	2,067

Interest income	—	2
Interest expense	(4,649)	(1,241)
Other financial items, net	(167)	(118)
(Loss)/income from discontinued operations	(699)	710

Gain on disposal of discontinued operations (1)	123,299	—
Net income from discontinued operations	122,600	710
(1) Gain on disposal of discontinued operations comprised of (i) cash proceeds received of $350.0 million, (ii) working capital adjustment of $2.5 million, (iii) a partial offset by our investment in Golar LNG NB 13 Corporation of $229.0 million and (iv) fees incurred in relation to disposal of $0.2 million.

The following table contains the financial statement line-items forming the assets and liabilities classified as held for sale:

(in thousands of $)	June 30, 2022	December 31, 2021
ASSETS
Current assets
Cash and cash equivalents	36	2,605
Trade accounts receivable	1	70
Other current assets	2,632	153
Total current assets held for sale	2,669	2,828

Non-current assets
Vessels and equipment, net	—	229,495
Total non-current assets held for sale	—	229,495

Total assets held for sale	2,669	232,323
LIABILITIES

(in thousands of $)	June 30, 2022	December 31, 2021
Current liabilities
Current portion of long-term debt and short-term debt	—	(9,911)
Trade accounts payables	(210)	(204)
Accrued expenses	(1,245)	(737)
Other current liabilities	—	(2,325)
Total current liabilities held for sale	(1,455)	(13,177)

Non-current liabilities
Long-term debt	—	(145,768)
Total non-current liabilities held for sale	—	(145,768)

Total liabilities held for sale	(1,455)	(158,945)

11.3 Disposal of Golar Partners and Hygo

On April 15, 2021, we completed the sale of our investments in Golar LNG Partners (“Golar Partners”) and Hygo Energy Transition Ltd (“Hygo”) to NFE. We received consideration of $876.3 million which comprised of (i) $80.8 million cash for our investment in Golar Partners and (ii) $50.0 million cash and 18.6 million Class A NFE common shares (“NFE Shares”) valued at $745.4 million for our investment in Hygo (the “GMLP Merger” and “Hygo Merger”, respectively).

The net income of equity method investments from discontinued operations for the period ended April 15, 2021 is as follows:

(in thousands of $)	Period ended April 15, 2021
Net income from equity method investments of Golar Partners	8,116
Net losses from equity method investments of Hygo	(15,008)
Loss from discontinued operations	(6,892)
Gain on disposal of equity method investments(1)	575,056
Net income from discontinued operations	568,164
(1) Gain on disposal of discontinued operations comprised of (i) proceeds received of $876.3 million; (ii) release of our tax indemnity guarantee liability to Golar Partners of $2.1 million; (iii) a partial offset by the carrying values of our investment in affiliates disposed of $257.2 million as of April 15, 2021; (iv) realized accumulated comprehensive losses on disposal of investment in affiliates of $43.4 million; and (v) fees incurred in relation to disposals of $2.6 million.

Golar Partners and Hygo Post-Merger Services Agreements

Upon completion of the GMLP Merger and the Hygo Merger, we entered into certain transition services agreements, corporate services agreements, ship management agreements and omnibus agreements with Golar Partners, Hygo and NFE. These agreements replaced the previous management and administrative services agreements, ship management agreements and guarantees that Golar provided to Golar Partners and Hygo.

For the six months ended June 30, 2022, we:

•earned ship management and administrative services fees amounting to $7.0 million;
•incurred pool income from other participants in the pooling arrangement totaling $0.5 million;
•declared distributions on Golar Hilli LLC (“Hilli LLC”) amounting to $14.9 million with respect to the common units owned by Golar Partners and accounted for $2.1 million of Hilli costs indemnification; and
•earned charter and debt guarantee fees from Golar Partners and Hygo amounting to $1.0 million. As of June 30, 2022, we guaranteed $372.2 million of Hygo's gross long-term debt obligations.